Investments in associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Income statement and statement of comprehensive income
Revenue		€ 36,717	€ 37,672	[1]	€ 37,010	[1]
Depreciation and amortisation		(10,414)	(10,255)		(10,417)
Other income		372	9,402	[1]	244	[1]
Operating profit		3,665	14,451	[1]	5,740	[1]
Interest income		101	98		98
Profit/(loss) before taxation		1,620	13,074	[1]	4,149	[1]
(Loss)/profit for the financial year		1,505	12,335	[1],[2]	2,773	[1]
Profit from continuing operations, Owners of the parent		1,140	11,838	[1]	2,237	[1]
Non-controlling interests	[3]	365	497	[1]	536	[1]
Joint ventures where entity is venturer | INWIT S.p.A.
Income statement and statement of comprehensive income
Revenue			853		785
Operating expenses			(73)		(70)
Depreciation and amortisation			(508)		(513)
Operating profit			272		202
Interest expense			(81)		(90)
Profit/(loss) before taxation			191		112
Income tax credit/(expense)			(1)		(30)
(Loss)/profit for the financial year			190		82
Joint ventures where entity is venturer | VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue		4,128	4,063		4,056
Operating expenses		(2,195)	(2,124)		(2,104)
Depreciation and amortisation		(1,555)	(1,527)		(1,592)
Operating profit		378	412		360
Interest expense		(809)	11		(276)
Profit/(loss) before taxation		(431)	423		84
Income tax credit/(expense)		77	(150)		(121)
(Loss)/profit for the financial year		(354)	273		(37)
Joint ventures where entity is venturer | Oak Holdings 1 GmbH
Income statement and statement of comprehensive income
Revenue		1,166
Operating expenses		(130)
Depreciation and amortisation		(868)
Other income		5
Operating profit		173
Interest income		5
Interest expense		(455)
Profit/(loss) before taxation		(277)
Income tax credit/(expense)		132
(Loss)/profit for the financial year		(145)
Joint ventures where entity is venturer | TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue		3,371	3,027		3,375
Operating expenses		(2,238)	(1,870)		(2,292)
Depreciation and amortisation		(891)	(700)		(914)
Operating profit		242	457		169
Interest expense		(368)	(172)		(122)
Profit/(loss) before taxation		(126)	285		47
Income tax credit/(expense)		(8)	(25)		(27)
(Loss)/profit for the financial year		(134)	260		20
Joint ventures where entity is venturer | Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue		4,749	5,046		4,450
Operating expenses		(3,066)	(3,280)		(2,802)
Depreciation and amortisation		(2,178)	(2,396)		(2,390)
Other income		83			(34)
Operating profit		(412)	(630)		(776)
Interest income		7	9		14
Interest expense		(2,718)	(2,567)		(2,297)
Profit/(loss) before taxation		(3,123)	(3,188)		(3,059)
Income tax credit/(expense)		(95)			2
(Loss)/profit for the financial year		(3,218)	(3,188)		(3,057)
Associates [member] | Safaricom Limited
Income statement and statement of comprehensive income
Revenue		2,210	2,468		2,318
Operating expenses		(1,189)	(1,353)		(1,164)
Depreciation and amortisation		(523)	(432)		(309)
Other income		142	68
Operating profit		640	751		845
Interest income		16	13		9
Interest expense		(121)	(69)		(59)
Profit/(loss) before taxation		535	695		795
Income tax credit/(expense)		(266)	(285)		(270)
(Loss)/profit for the financial year		269	410		525
Profit from continuing operations, Owners of the parent		399	489		542
Non-controlling interests		(130)	(79)		(17)
Associates [member] | Indus Towers Limited
Income statement and statement of comprehensive income
Revenue		3,185	3,343		3,122
Operating expenses		(1,598)	(2,240)		(1,480)
Depreciation and amortisation		(637)	(588)		(598)
Operating profit		950	515		1,044
Interest income		126	26
Interest expense		(218)	(200)		(140)
Profit/(loss) before taxation		858	341		904
Income tax credit/(expense)		(192)	(102)		(272)
(Loss)/profit for the financial year		666	239		632
Profit from continuing operations, Owners of the parent		€ 666	€ 239		€ 632

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million
[3]	Profit attributable to non-controlling interests derives solely from continuing operations.